Annual Total Returns - Industrials Portfolio [BarChart] - 02.28 VIP Sector Funds Investor Combo PRO-21 - Industrials Portfolio - VIP Industrials Portfolio-Investor VIP	Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	19.65%
Annual Return 2013	39.72%
Annual Return 2014	6.16%
Annual Return 2015	(1.97%)
Annual Return 2016	15.73%
Annual Return 2017	20.05%
Annual Return 2018	(15.14%)
Annual Return 2019	28.03%
Annual Return 2020	12.19%
Annual Return 2021	17.03%